Schedule of Statement of Operations Information (Detail) - USD ($) $ in Thousands		3 Months Ended												12 Months Ended
		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 1,355,978		$ 1,712,504		$ 1,494,632		$ 1,200,371		$ 1,152,015	$ 1,401,860	$ 1,205,017	$ 1,012,367	$ 5,763,485	$ 4,771,259	$ 4,030,347
Costs and expenses:
Cost of revenue	[1]													1,179,081	1,038,034	898,604
Selling and marketing	[1]													2,808,329	2,196,145	1,721,037
Technology and content	[1]													686,154	577,820	484,898
General and administrative	[1]													425,373	377,078	345,354
Amortization of intangible assets														79,615	71,731	31,705
Acquisition-related and other	[1]														66,472
Legal reserves, occupancy tax and other														41,539	77,919	117,025
Restructuring and related reorganization charges		25,630												25,630
Operating income		94,706	[2]	296,836	[2]	129,220	[2]	(2,998)	[2]	138,711	238,691	94,286	(105,628)	517,764	366,060	431,724
Other income (expense):
Other, net														(53,123)	(65,367)	(81,667)
Total other income (expense), net														(53,123)	(65,367)	(81,667)
Income before income taxes														464,641	300,693	350,057
Provision for income taxes														(91,691)	(84,335)	(47,078)
Income from continuing operations														372,950	216,358	302,979
Discontinued operations, net of taxes																(22,539)
Net income														372,950	216,358	280,440
Net income (loss) attributable to noncontrolling interests														25,147	16,492	(269)
Net income attributable to Expedia, Inc.		$ 65,969		$ 257,059		$ 89,373		$ (14,304)		$ 94,717	$ 170,859	$ 71,500	$ (104,226)	398,097	232,850	280,171
Comprehensive income attributable to Expedia, Inc.														241,126	251,025	297,543
Parent
Other income (expense):
Equity in pre-tax earnings of consolidated subsidiaries														455,831	285,456	356,110
Other, net														(91,569)	(83,006)	(83,306)
Total other income (expense), net														364,262	202,450	272,804
Income before income taxes														364,262	202,450	272,804
Provision for income taxes														33,835	30,400	29,906
Income from continuing operations																302,710
Discontinued operations, net of taxes																(22,539)
Net income														398,097	232,850	280,171
Net income attributable to Expedia, Inc.														398,097	232,850	280,171
Comprehensive income attributable to Expedia, Inc.														398,097	232,850	280,171
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue														4,500,723	3,849,746	3,490,462
Costs and expenses:
Cost of revenue														898,647	797,801	719,121
Selling and marketing														1,913,719	1,492,370	1,271,163
Technology and content														472,762	399,763	355,567
General and administrative														243,793	216,551	220,360
Amortization of intangible assets														1,848	3,042	6,444
Legal reserves, occupancy tax and other														41,539	77,919
Restructuring and related reorganization charges														5,020
Intercompany (income) expense, net														666,675	731,867	692,325
Operating income														256,720	130,433	108,457
Other income (expense):
Equity in pre-tax earnings of consolidated subsidiaries														282,769	234,869	336,173
Other, net														34,223	7,394	(25,079)
Total other income (expense), net														316,992	242,263	311,094
Income before income taxes														573,712	372,696	419,551
Provision for income taxes														(110,929)	(81,170)	(60,245)
Income from continuing operations																359,306
Net income														462,783	291,526	359,306
Net income attributable to Expedia, Inc.														462,783	291,526	359,306
Comprehensive income attributable to Expedia, Inc.														463,075	290,857	359,921
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue														1,389,979	970,087	546,204
Costs and expenses:
Cost of revenue														274,788	235,753	178,010
Selling and marketing														1,027,798	756,767	458,565
Technology and content														213,159	178,052	129,860
General and administrative														181,228	160,594	123,566
Amortization of intangible assets														77,767	68,689	25,261
Acquisition-related and other															66,472
Legal reserves, occupancy tax and other																117,025
Restructuring and related reorganization charges														20,610
Intercompany (income) expense, net														(666,415)	(731,867)	(692,325)
Operating income														261,044	235,627	323,267
Other income (expense):
Other, net														4,223	10,245	26,718
Total other income (expense), net														4,223	10,245	26,718
Income before income taxes														265,267	245,872	349,985
Provision for income taxes														(14,597)	(33,565)	(16,739)
Income from continuing operations																333,246
Net income														250,670	212,307	333,246
Net income (loss) attributable to noncontrolling interests														25,147	16,492	(269)
Net income attributable to Expedia, Inc.														275,817	228,799	332,977
Comprehensive income attributable to Expedia, Inc.														118,554	247,643	349,734
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue														(127,217)	(48,574)	(6,319)
Costs and expenses:
Cost of revenue														5,646	4,480	1,473
Selling and marketing														(133,188)	(52,992)	(8,691)
Technology and content														233	5	(529)
General and administrative														352	(67)	1,428
Intercompany (income) expense, net														(260)
Other income (expense):
Equity in pre-tax earnings of consolidated subsidiaries														(738,600)	(520,325)	(692,283)
Total other income (expense), net														(738,600)	(520,325)	(692,283)
Income before income taxes														(738,600)	(520,325)	(692,283)
Income from continuing operations																(692,283)
Net income														(738,600)	(520,325)	(692,283)
Net income attributable to Expedia, Inc.														(738,600)	(520,325)	(692,283)
Comprehensive income attributable to Expedia, Inc.														$ (738,600)	$ (520,325)	$ (692,283)

[1]	Includes stock-based compensation as follows: Cost of revenue $ 3,921 $ 3,752 $ 3,296 Selling and marketing 18,067 16,190 13,474 Technology and content 22,100 20,465 16,073 General and administrative 40,923 33,123 31,753 Acquisition-related and other - 56,643 -
[2]	During the fourth quarter of 2014, we recognized $26 million related to restructuring and related reorganization charges.